Employee Benefit Plans (Details) (Purchase Plan, USD $)	1 Months Ended	9 Months Ended
	Jul. 31, 2014	Sep. 30, 2014
Purchase Plan
Employee Benefit Plans
Purchase price of common stock (as a percent)	85.00%
Purchase price of common stock in an offering period beginning upon the closing of the Company's IPO (as a percent)	85.00%
Maximum percentage of eligible compensation that eligible employee may contribute	15.00%
Maximum number of shares of common stock that participants may purchase	2,100
The maximum value a participant can purchase in any calendar year	$ 25,000
Number of shares of common stock made available for sale	250,000
Minimum percentage of total number of shares of the Company's common stock actually issued and outstanding on the last business day of the prior fiscal year that may automatically increase under the plan		1.00%
Minimum number of shares of Company's common stock that may automatically increase under the plan		356,500